Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Significant Components of Provision for Income Taxes

Significant components of the provision for income taxes for the years ended December 31, 2014 and 2013 is as follows (in thousands):

	2014	2013
Current:
Federal	$113	$93
State	44	59

Total Current Provision	$157	$152

Reconciliation of Effective Tax Rate and the Federal Statutory Tax Rate

A reconciliation of the differences between the effective tax rate and the federal statutory tax rate for the years ended December 31, 2014 and 2013 is as follows:

	2014	2013
Federal Statutory Tax Rate	34.00%	34.00%
State Income Taxes, net of Federal Income Tax Benefit	3.37%	1.77%
Non-deductible expenses	5.89%	1.89%
Non-deductible stock options and warrants	4.00%	14.45%
Non-deductible tax expense	8.79%	—%
Prior year adjustments for stock compensation	(27.93)%	—%
Other, net	—%	0.26%
Valuation allowance	(15.96)%	(45.44)%

Effective Tax Rate	12.16%	6.93%

Current and Non-current Deferred Income Tax Assets

At December 31, 2014 and 2013, our current and non-current deferred income tax assets and liabilities consisted of the following (in thousands):

	2014	2013
Current deferred income tax assets:
Allowance for doubtful accounts	$1,548	$1,741
Accrued vacation	334	243
AMT credit	—	93
Other	38	30

Subtotal	1,920	2,107

Less valuation allowance	(1,099)	(1,519)

Total Net Current Deferred Income Tax Assets	$821	$588

Non-Current deferred income tax assets (liabilities):
Net operating loss carry-forwards	$1,336	$1,240
AMT credit	96	—
Nonqualified stock options and warrants	560	—
Accumulated depreciation and amortization	(1,672)	(933)

Subtotal	320	307

Less valuation allowance	(1,141)	(895)

Total Net Non-current Deferred Income Tax Liability	(821)	(588)

Net Deferred Income Tax Asset / (Liability)	$—	$—